Document And Entity Information	Aug. 14, 2023
Document Information [Line Items]
Entity Registrant Name	HUBSPOT, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001404655
Document Period End Date	Aug. 14, 2023
Entity Emerging Growth Company	false
Entity File Number	001-36680
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2632791
Entity Address, Address Line One	Two Canal Park
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(888)
Local Phone Number	482-7768
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Par Value $0.001 per share
Trading Symbol	HUBS
Name of each exchange on which registered	NYSE
Former address
Document Information [Line Items]
Entity Address, Address Line One	25 First Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141